CONVERTIBLE NOTES PAYABLE: Schedule of convertible notes payable (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Total convertible notes	$ 1,375,000	$ 450,000
Less: note discount	(586,458)	(172,476)	0
Convertible notes payable, net of note discount	788,542	277,524	0
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Total convertible notes	250,000	250,000
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Total convertible notes	625,000	200,000
Convertible Notes Payable [Member]
Total convertible notes	$ 500,000	$ 0